Putnam
Global Growth
and Income
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa


Dear Shareholder:

Putnam Global Growth and Income Fund's encouraging performance during the first half of fiscal 1999 reflects not only the global equity rally that began soon after the period opened but also the management team's astute selection of portfolio holdings.

The value-oriented stocks in which your fund invests did not lead the market during the period, but they did make solid gains in an investment climate that despite continuing volatility, was considerably improved. More to the point, your fund's managers identified and acted upon several attractive opportunities during the period and many of these made significant contributions to the fund's positive performance.

The fund also benefited from the portfolio's broad diversification, since the rally played out across a broad range of industries and companies. The following report provides a detailed snapshot of performance and strategy during the semiannual period and concludes with management's view of prospects for the remaining half of fiscal 1999.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 19, 1999



Report from the Fund Managers
Deborah F. Kuenstner
Hugh H. Mullin
George W. Stairs

In the six months since we last reported to you on the performance of Putnam Global Growth and Income Fund, global equity markets recorded one of the most impressive recoveries in modern memory. As you may recall, our last report at the end of September 1998 detailed the global equity retrenchment that followed Russia's financial crisis one month earlier. For reasons that we will discuss below, global investors soon thereafter regained their confidence and stock prices in the United States and Europe advanced toward their previous record high levels. Although European stocks cooled off in early 1999, Japanese stocks heated up, while several emerging markets have risen from their low points.

Your fund's value-oriented investment strategy proved well suited to this kind of volatile environment. While value stocks did not lead the market, the price declines in 1998 provided us with many opportunities to buy high-quality companies at prices that met our selection criteria. Many holdings rose substantially in the six months ended March 31, 1999, enabling the fund's class A shares to deliver impressive results.

Total return for 12 months ended 3/31/99

     Class A              Class B               Class M
   NAV     POP          NAV     CDSC          NAV     POP
------------------------------------------------------------
  20.57%   13.68%      20.02%   15.02%       20.42%   16.23%
------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.

* GLOBAL MARKET RESURGENCE LIFTS FUND

The market recovery in the fall of 1998 was triggered by a sudden shift in the Federal Reserve Board's monetary policy. On September 29, the Fed cut short-term interest rates and followed with additional reductions in October and November. These moves restored confidence in financial markets worldwide and were followed by similar decisions by several European central banks. The lower rates helped to alleviate fears of a widespread business slowdown; as a result, many stocks in the United States and Europe approached or reached record highs by the end of the fund's six-month reporting period.


[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

United States      47.3%

United Kingdom     11.2%

Japan               7.4%

France              6.3%

Netherlands         4.1%

Footnote reads:
*Based on net assets as of 3/31/99. Holdings will vary over time.


In the fund's 1998 annual report, we described our view that the emerging-markets slowdown, including Russia's debt crisis, would depress the earnings of many multinational companies for a short period. However, we did not expect it to diminish the long-term potential offered by the kinds of stocks we follow -- attractively priced companies experiencing positive change. On the basis of this reasoning, we added to many of the fund's positions as fiscal 1999 opened and equity prices were still weak. The subsequent rise in value of these holdings propelled the fund during the semiannual period.

* FINANCIAL AND ENERGY SECTORS REVIVE

Several of the portfolio's best performers during the period were in the financial and energy sectors. Many banks and brokerage houses benefited when the global financial system recovered its confidence. Over the past six months, banks such as NatWest in the United Kingdom, Societe Generale in France, UBS in Switzerland, and HSBC in Hong Kong all rallied by more than 60%. In the United States, Chase Manhattan Bank nearly doubled. We had bought additional shares of UBS and Chase when their prices had dropped early in the period, enabling the fund to benefit handsomely from this appreciation and to later reduce a portion of the UBS position. Although these holdings, as well as others mentioned in this report, were viewed favorably at the end of the reporting period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Energy stocks also came to life during the period after many quarters of sluggish performance. Two major trends helped the fund's oil stocks -- industry consolidation and rising oil prices. BP Amoco, for example, the result of a merger completed in January, has already realized cost savings and announced the acquisition of Atlantic Richfield in March. Another fund holding, Mobil, agreed to be acquired by Exxon in December. Although Mobil was well managed, we believe Exxon is even more effective at controlling costs. Amid these positive internal changes, oil stocks in general got a boost when the OPEC nations agreed to reduce production in March. OPEC's decision reflects the industry's goal of cutting output to match the shortfall in demand and should help keep oil prices firm, thus relieving negative pressure on oil companies' profits.


Morningstar, Inc., an independent rating agency, has recognized the solid risk-adjusted performance of Putnam Global Growth and Income Fund by awarding the fund's class A shares 4 out of 5 stars for overall performance
(based on 3-year returns) within Morningstar's international funds category as of March 31, 1999. Only 22.5% of the 918 funds rated received 4 stars.


Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 3/31/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For 3-year performance, the fund received 4 stars. There were 918 international equity funds rated; 10% of the funds in an investment category receive 5 stars; the next 22.5% receive 4 stars. The fund was not rated over longer time periods. Performance of other share classes will vary.


* DYNAMIC MANAGEMENT SIGNALS OPPORTUNITY

To illustrate reasons why the fund favors corporations that are embracing change, we often highlight specific examples of such corporations. In Japan, a market we have recently underweighted because of its dual problems of recession and outmoded business practices, we are nevertheless optimistic about the future of Nikko Securities. Since joining this brokerage company in 1997, Nikko's chief executive officer, Masashi Kaneka, has molded the company into a global player rather than continuing to conform to Japanese standards. In 1998, he established a partnership with Salomon Smith Barney, which, thanks to subsequent U.S. combinations, now allows Nikko access to the global distribution capabilities of Citigroup. Unlike its counterparts in many other Japanese companies, Nikko managers have a compensation plan that rewards better financial results.


Managing risk with a global approach

Global diversification, one of your fund's key features, is intended to offset one of the chief risks of equity investing -- market risk. Studies show that the single greatest factor that influences performance of most stocks is the overall performance of the market in which the stock trades. Even amid the current period of economic globalization, markets often move in different directions because of country-specific factors such as economic growth and interest rates. Your fund's global structure limits its dependency on the fortunes of the market of any single country or region. Within each market, the fund's managers invest in undervalued stocks that tend to be less volatile over long periods.


"The merger activity surrounding Telecom Italia is good for shareholders and a sign that international markets are awakening to competition the way the United States did in the 1980s. Olivetti's initial bid compelled Telecom Italia's management to respond by formulating one of the best business plans in its industry."

-- George W. Stairs, co-manager
Putnam Global Growth and Income Fund


In the United States, we added Allied Signal during the period. This well-established manufacturing conglomerate is making progress under new management. It produces a wide range of products, but management has been focusing investments in the more profitable lines of aerospace components, including flight-safety products and engines, while selling several divisions of its auto parts and laminates businesses, which is suffering from weak demand. Our analysis suggests that the company's cash flow will soon be improving and could attract new investors to the stock.

Telecom Italia, a long-term fund holding, has recently grown to become the top position in the portfolio as of March 31, 1999. The stock's price rose during the period thanks to strong growth in cellular communications and a hostile takeover bid from its much smaller rival, Olivetti. This bid prompted the company to hire a new CEO, Franco Bernabe, who led the turnaround of Italian oil company ENI from 1992 to 1998. At Telecom Italia, Bernabe has crafted a strategic business plan that should improve the company's earnings in coming years. Regardless of the outcome of the takeover battle, which is reminiscent of the financially-motivated takeovers common in the United States during the 1980s, Telecom Italia is already changing in ways that benefit shareholders. The battle exemplifies the spread of shareholder-oriented corporate change that this fund targets.

* FUND'S BROAD DIVERSIFICATION REMAINS ADVANTAGEOUS

While global markets are unlikely to repeat the gains of the past six months, we still foresee a generally positive environment. Interest rates are declining in Europe, while both this region and the United States continue to enjoy expanding economies. Japan remains in recession but many Japanese companies are announcing plans to improve profitability.

Although the fund has few positions in emerging markets, a resumption of growth in those regions in the coming year could help the profits of many fund holdings. At the same time, we should note that financial markets continue to experience above-average volatility and the world is in its second straight year of subpar economic growth.

We believe the fund's global diversification and its emphasis on undervalued, financially strong companies position it to perform well amid volatility while still allowing it to benefit from good news in many industries and markets.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/99, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Telecom Italia SpA
Italy
Telephone services

Philips Electronics
Netherlands
Electronics and electrical equipment

General Electric Co.
United States
Electronics and electrical equipment

Siebe PLC
United Kingdom
Electronics and electrical equipment

Elf Aquitaine
France
Oil and gas

Nikko Securities Co. Ltd.
Japan
Financial services

Akzo-Nobel
Netherlands
Chemicals

Nippon Telephone & Telegraph Co.
Japan
Telephone services

ENI SpA
Italy
Oil and gas

Hoechst AG
Germany
Chemicals

Footnote reads:
These holdings represent 11.8% of the fund's net assets as of 3/31/99. Portfolio holdings will vary over time.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Growth and Income Fund is designed for investors seeking capital growth through investing primarily in stocks of companies in the United States and worldwide.

TOTAL RETURN FOR PERIODS ENDED 3/31/99

                        Class A          Class B           Class M
(inception dates)      (1/3/95)         (11/3/97)         (11/3/97)
                     NAV      POP     NAV      CDSC     NAV       POP
---------------------------------------------------------------------------
6 months            20.57%   13.68%  20.02%   15.02%   20.42%    16.23%
---------------------------------------------------------------------------
1 year               2.58    -3.34    1.65    -3.31     2.00     -1.60
---------------------------------------------------------------------------
Life of fund       100.46    88.91   92.35    90.35    94.83     88.11
Annual average      17.82    16.19   16.68    16.39    17.03     16.07
---------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/99

                                            MSCI         Consumer
                                         World Index    price index
----------------------------------------------------------------------------
6 months                                    25.44%         0.98%
----------------------------------------------------------------------------
1 year                                      12.64          1.73
----------------------------------------------------------------------------
Life of fund                               104.22         10.22
Annual average                              18.31          2.32
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data do not reflect an expense limitation which is currently in effect. Without the expense limitation, total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION
6 MONTHS ENDED 3/31/99

                                Class A       Class B       Class M
------------------------------------------------------------------------
Distributions (number)             1             1             1
------------------------------------------------------------------------
Income                            $0.065        $0.034        $0.041
------------------------------------------------------------------------
Capital gains:
 Long term                         0.092         0.092         0.092
------------------------------------------------------------------------
 Short term                        0.198         0.198         0.198
------------------------------------------------------------------------
Total                             $0.355        $0.324        $0.331
------------------------------------------------------------------------
Share value                     NAV   POP         NAV       NAV   POP
------------------------------------------------------------------------
9/30/98                       $11.39   $12.08   $11.34   $11.35   $11.76
------------------------------------------------------------------------
3/31/99                        13.36    14.18    13.27    13.32    13.80
------------------------------------------------------------------------

Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

Comparative benchmarks

Morgan Stanley Capital International (MSCI) World Index is an unmanaged list of global equity securities with all values expressed in U.S. dollars. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector or country to show areas of concentration and diversification.

Statement of Assets and Liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares.

Statement of Operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in Net Assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial Highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table. A separate table is provided for each share class, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.





The fund's portfolio
March 31, 1999 (Unaudited)

COMMON STOCKS (97.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (0.9%)
--------------------------------------------------------------------------------------------------------------------------
              3,530  Raytheon Co. Class B                                                                    $     206,946
              2,155  United Technologies Corp.                                                                     291,868
                                                                                                             -------------
                                                                                                                   498,814

Airlines (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             22,806  British Airways PLC (United Kingdom)                                                          157,849
              3,690  Delta Air Lines, Inc.                                                                         256,455
              2,125  UAL Corp. (NON)                                                                               165,219
                                                                                                             -------------
                                                                                                                   579,523

Apparel (--%)
--------------------------------------------------------------------------------------------------------------------------
                170  Gucci Group (Netherlands)                                                                      13,852

Automobiles (1.5%)
--------------------------------------------------------------------------------------------------------------------------
              5,195  Ford Motor Co.                                                                                294,816
             11,000  Honda Motor Co., Ltd. (Japan)                                                                 494,538
                                                                                                             -------------
                                                                                                                   789,354

Banks (13.7%)
--------------------------------------------------------------------------------------------------------------------------
             33,000  Australia & New Zealand Banking Group Ltd. (Australia)                                        239,859
             24,668  Bank of Nova Scotia (Canada)                                                                  524,103
              6,411  Bank One Corp.                                                                                353,006
              8,050  BankAmerica Corp.                                                                             568,531
              5,081  BankBoston Corp.                                                                              220,071
              2,768  Barclays PLC (United Kingdom)                                                                  79,444
              4,488  Chase Manhattan Corp.                                                                         364,931
             38,941  Den Norske Bank A.S.A. (Norway)                                                               142,000
              3,306  Deutsche Bank AG (Germany)                                                                    169,346
             20,900  Development Bank of Singapore Ltd. (Singapore)                                                158,581
              1,000  First American Corp.                                                                           36,875
              4,487  First Union Corp.                                                                             239,774
              5,827  Fleet Financial Group, Inc.                                                                   219,241
              6,762  ForeningsSparbanken AB (Sweden)                                                               158,354
             17,073  HSBC Holdings PLC (United Kingdom)                                                            535,390
              2,955  Huntington Bancshares, Inc.                                                                    91,420
             10,000  Istituto Bancario San Paolo di Torino (Italy)                                                 161,788
                115  Julius Baer Holdings AG (Switzerland)                                                         372,266
              5,830  KeyCorp                                                                                       176,722
              1,993  Mercantile Bancorporation, Inc.                                                                94,668
             19,223  National Bank of Canada (Canada)                                                              280,986
             13,796  National Westminster Bancorp Inc. (United Kingdom)                                            317,477
              4,442  PNC Bank Corp.                                                                                246,809
              1,687  Societe Generale (France)                                                                     322,807
              1,750  Summit Bancorp                                                                                 68,250
              2,800  Synovus Financial Corp.                                                                        57,225
              1,336  UBS AG (Switzerland)                                                                          419,049
              5,960  U.S. Bancorp                                                                                  203,013
              2,214  Unidanmark AS (Denmark)                                                                       151,067
              5,956  Washington Mutual, Inc.                                                                       243,452
              3,406  Wells Fargo Co.                                                                               119,423
                                                                                                             -------------
                                                                                                                 7,335,928

Building Construction (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             28,742  Blue Circle Industries PLC (United Kingdom)                                                   165,123

Building Products (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             16,679  CRH PLC (Ireland)                                                                             286,700
            154,000  Pioneer International Ltd. (Australia)                                                        305,986
             10,435  Pohang Iron & Steel Company, Ltd. ADR (South Korea)                                           186,526
                                                                                                             -------------
                                                                                                                   779,212

Cable Television (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              3,010  Comcast Corp. Class A                                                                         189,442

Chemicals (4.4%)
--------------------------------------------------------------------------------------------------------------------------
             15,980  Akzo-Nobel N.V. (Netherlands)                                                                 589,216
              6,339  Bayer AG ADR (Germany)                                                                        236,461
              1,765  Dow Chemical Co.                                                                              164,476
              8,010  du Pont (E.I.) de Nemours & Co., Ltd.                                                         465,081
              3,375  Eastman Chemical Co.                                                                          141,961
             13,526  Hoechst AG (Germany)                                                                          583,799
              2,537  Minnesota Mining & Manufacturing Co.                                                          179,493
                                                                                                             -------------
                                                                                                                 2,360,487

Computer Software and Services (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                960  Apple Computer, Inc. (NON)                                                                     34,500
              6,225  Compaq Computer Corp.                                                                         197,255
              5,413  Computer Associates Intl., Inc.                                                               192,500
              2,172  IBM Corp.                                                                                     384,987
                                                                                                             -------------
                                                                                                                   809,242

Conglomerates (3.0%)
--------------------------------------------------------------------------------------------------------------------------
              5,360  Allied-Signal, Inc.                                                                           263,645
            140,696  Cookson Group PLC (United Kingdom)                                                            325,609
                813  Suez Lyonnaise Eaux Finance (France)                                                          149,799
            124,614  Tomkins PLC (United Kingdom)                                                                  460,871
              1,747  Vivendi (France)                                                                              428,002
                                                                                                             -------------
                                                                                                                 1,627,926

Consumer Products (1.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,325  Colgate-Palmolive Co.                                                                         213,900
              3,955  Kimberly-Clark Corp.                                                                          189,593
              1,860  Procter & Gamble Co.                                                                          182,164
                                                                                                             -------------
                                                                                                                   585,657

Electric Utilities (5.0%)
--------------------------------------------------------------------------------------------------------------------------
             17,300  Chubu Electric Power, Inc. (Japan)                                                            305,294
              3,973  Duke Energy Corp.                                                                             217,025
              7,700  Edison International                                                                          171,325
              6,920  Entergy Corp.                                                                                 190,300
             50,000  Hong Kong Electric Holdings Ltd. (Hong Kong)                                                  151,310
              2,200  Iberdrola II (Spain)                                                                           32,448
             28,724  Iberdola S.A. (Spain)                                                                         423,650
              5,190  Public Service Enterprise Group, Inc.                                                         198,193
             37,261  Scottish Power PLC (United Kingdom)                                                           324,249
              7,515  Southern Co.                                                                                  175,193
              8,921  Veba (Vereinigte Elektrizitaets Bergwerks) AG (Germany)                                       467,037
                                                                                                             -------------
                                                                                                                 2,656,024

Electronics and Electrical Equipment (8.8%)
--------------------------------------------------------------------------------------------------------------------------
              5,367  3Com Corp. (NON)                                                                              125,118
              3,849  Cooper Industries, Inc.                                                                       164,064
              4,706  Emerson Electric Co.                                                                          249,124
              6,175  General Electric Co.                                                                          683,109
              4,213  Motorola, Inc.                                                                                308,602
              8,636  Philips Electronics N.V. (Netherlands)                                                        700,455
             33,000  Ricoh Co., Ltd. (Japan)                                                                       343,034
              3,040  Schneider SA (France)                                                                         167,485
              6,440  Seagate Technology, Inc. (NON)                                                                190,383
            141,902  Siebe PLC (United Kingdom)                                                                    624,855
              4,100  Sony Corp. (Japan)                                                                            377,269
              4,664  STMicroelectronics N.V. ADR (France) (NON)                                                    452,991
              2,000  TDK Corp. (Japan)                                                                             161,176
              3,168  Xerox Corp.                                                                                   169,092
                                                                                                             -------------
                                                                                                                 4,716,757

Entertainment (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              3,750  Disney (Walt) Productions, Inc.                                                               116,719

Farm Equipment (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              5,639  Deere (John) & Co.                                                                            217,806

Financial Services (4.6%)
--------------------------------------------------------------------------------------------------------------------------
             35,871  Allied Zurich AG (United Kingdom) (NON)                                                       482,674
              2,282  American Express Co.                                                                          268,135
              8,970  Citigroup, Inc.                                                                               572,959
            130,000  Nikko Securities Co. Ltd. (Japan)                                                             600,840
             10,700  Promise Co., Ltd. (Japan)                                                                     562,874
                                                                                                             -------------
                                                                                                                 2,487,482

Food and Beverages (7.4%)
--------------------------------------------------------------------------------------------------------------------------
              3,557  Anheuser-Busch Cos., Inc.                                                                     270,999
             35,562  Bass PLC (United Kingdom)                                                                     482,248
              8,322  ConAgra, Inc.                                                                                 212,731
             47,979  Diageo PLC (United Kingdom)                                                                   538,134
            135,368  Fomento Economico Mexicano, S.A. de C.V. (Mexico)                                             414,479
              2,791  General Mills, Inc.                                                                           210,895
              1,908  Groupe Danone (France)                                                                        478,111
              5,009  Heinz (H.J.) Co.                                                                              237,301
              3,985  Kellogg Co.                                                                                   134,743
             30,000  Kirin Brewery Co. Ltd.                                                                        349,916
                127  Nestle S.A. (Switzerland)                                                                     230,356
              7,040  Sara Lee Corp.                                                                                174,240
             20,661  Scottish & Newcastle PLC (United Kingdom)                                                     221,913
                                                                                                             -------------
                                                                                                                 3,956,066

Health Care Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              2,610  Aetna Inc.                                                                                    216,630
              7,008  Tenet Healthcare Corp. (NON)                                                                  132,714
                                                                                                             -------------
                                                                                                                   349,344

Industrial Products (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             15,106  SKF AB Class B, (Sweden)                                                                      213,899

Insurance and Finance (6.9%)
--------------------------------------------------------------------------------------------------------------------------
              5,514  AGF (Assurances Generales de France) (France)                                                 296,378
              5,779  Allstate Corp.                                                                                214,184
              3,760  American General Corp.                                                                        265,080
             15,470  AMP Ltd. (Australia)                                                                          169,598
              2,955  AON Corp.                                                                                     186,904
              2,206  Axa S.A. (France)                                                                             291,214
              3,035  CIGNA Corp.                                                                                   254,371
              3,110  Fannie Mae                                                                                    215,368
              9,319  Internationale Nederlanden Groep (Netherlands)                                                511,415
            104,660  Istituto Nazionale delle Assicurazioni (Italy)                                                315,027
              2,365  Lincoln National Corp.                                                                        233,839
              2,250  Merrill Lynch & Co., Inc.                                                                     198,984
              1,850  Morgan (J.P.) & Co., Inc.                                                                     228,244
              2,879  SCOR (France)                                                                                 144,224
              2,485  The Chubb Corp.                                                                               145,528
                                                                                                             -------------
                                                                                                                 3,670,358

Metals and Mining (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              8,921  Freeport-McMoRan Copper & Gold Co., Inc. Class A                                               91,440
              2,489  Freeport-McMoRan Copper & Gold Co., Inc. Class B                                               27,068
                                                                                                             -------------
                                                                                                                   118,508

Oil and Gas (8.3%)
--------------------------------------------------------------------------------------------------------------------------
              3,495  Atlantic Richfield Co.                                                                        255,135
             13,664  BP Amoco PLC (United Kingdom)                                                                 234,374
              3,215  Chevron, Inc.                                                                                 284,327
              2,270  Conoco, Inc.                                                                                   55,757
              4,481  Elf Aquitaine S.A. (France)                                                                   605,988
             92,142  Ente Nazionale Idrocarburi (ENI) SPA (Italy)                                                  584,411
              6,503  Exxon Corp.                                                                                   458,868
              2,964  Mobil Corp.                                                                                   260,832
              6,776  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                               352,352
              4,830  Schlumberger Ltd.                                                                             290,706
              5,103  Sonat, Inc.                                                                                   153,090
              3,285  Texaco, Inc.                                                                                  186,424
              7,998  Tosco Corp.                                                                                   198,450
              4,900  Williams Cos., Inc.                                                                           193,550
             10,274  YPF S.A. ADR (Argentina)                                                                      324,273
                                                                                                             -------------
                                                                                                                 4,438,537

Paper and Forest Products (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             34,946  Abitibi-Consolidated Inc. (Canada)                                                            312,742
             11,064  Svenska Cellulosa AB Class B, (Sweden)                                                        239,014
              1,645  Temple Inland, Inc.                                                                           103,224
                                                                                                             -------------
                                                                                                                   654,980

Pharmaceuticals and Biotechnology (5.3%)
--------------------------------------------------------------------------------------------------------------------------
              7,905  American Home Products Corp.                                                                  515,801
              3,140  Baxter International, Inc.                                                                    207,240
              6,730  Bristol-Myers Squibb Co.                                                                      432,823
              6,610  Merck & Co., Inc.                                                                             530,039
                237  Novartis AG ADR (Switzerland)                                                                 383,836
              9,050  Pharmacia & Upjohn, Inc.                                                                      564,494
              7,000  Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                                   220,588
                                                                                                             -------------
                                                                                                                 2,854,821

Photography (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             12,000  Canon, Inc. (Japan)                                                                           295,462
              2,920  Eastman Kodak Co.                                                                             186,515
                                                                                                             -------------
                                                                                                                   481,977

Publishing (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              3,450  McGraw-Hill, Inc.                                                                             188,025
              3,320  Times Mirror Co. Class A                                                                      179,488
                                                                                                             -------------
                                                                                                                   367,513

Real Estate (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             16,500  Canary Wharf 144A PLC (United Kingdom) (NON)                                                   87,746
             12,600  Canary Wharf Finance PLC (United Kingdom) (NON)                                                67,006
             38,000  Henderson Land Development Co. Ltd. (Hong Kong) (R)                                           185,856
                                                                                                             -------------
                                                                                                                   340,608

Retail (2.5%)
--------------------------------------------------------------------------------------------------------------------------
              3,385  Albertsons, Inc.                                                                              183,848
             42,500  Coles Myer Ltd. (Australia)                                                                   230,859
              3,791  Dayton Hudson Corp.                                                                           252,575
              4,810  Federated Department Stores, Inc.                                                             193,001
              7,070  K mart Corp. (NON)                                                                            118,864
              5,245  Rite Aid Corp.                                                                                131,125
              4,601  Sears, Roebuck & Co.                                                                          207,908
                                                                                                             -------------
                                                                                                                 1,318,180

Telephone Services (11.4%)
--------------------------------------------------------------------------------------------------------------------------
              5,899  American Telephone & Telegraph Co.                                                            470,814
              6,343  Ameritech Corp.                                                                               367,101
             12,364  BCE, Inc. (Canada)                                                                            547,098
              7,156  Bell Atlantic Corp.                                                                           369,876
             18,818  Cable & Wireless PLC (United Kingdom)                                                         234,717
             11,773  Hellenic Telecommunication Organization S.A. (Greece)                                         285,330
             29,707  Mahanager Telephone GDR 144A                                                                  315,488
                 60  Nippon Telegraph and Telephone Corp. (Japan)                                                  584,874
              8,282  Portugal Telecom S.A. (Portugal)                                                              369,392
              2,569  Sprint Corp.                                                                                  252,083
              1,222  Swisscom AG ADR (Switzerland) (NON)                                                           476,436
             75,390  Telecom Corp. of New Zealand Ltd. (New Zealand)                                               367,705
             70,598  Telecom Italia SPA (Italy)                                                                    746,433
             12,092  Telfonica de Espana (Spain)                                                                   510,727
              3,389  U S West, Inc.                                                                                186,607
                                                                                                             -------------
                                                                                                                 6,084,681

Tobacco (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             14,880  BAT PLC (United Kingdom)                                                                      123,728
              6,932  Philip Morris Cos., Inc.                                                                      272,920
              6,390  RJR Nabisco Holdings Corp.                                                                    159,750
                                                                                                             -------------
                                                                                                                   556,398

Transportation (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              5,901  Burlington Northern Santa Fe Corp.                                                            193,995
             10,817  Peninsular and Oriental Steam Navigation Co.
                       (United Kingdom)                                                                            157,232
                                                                                                             -------------
                                                                                                                   351,227

Water Utilities (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             26,554  Anglian Water PLC (United Kingdom)                                                            325,431
                                                                                                             -------------
                     Total Common Stocks (cost $49,217,540)                                                  $  52,011,876

CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,193  K mart Financing $3.875 cum. cv. pfd.                                                   $      70,984
              2,900  St George Bank Ltd. 144A $4.50 cv. pfd. (Australia)                                           135,575
                                                                                                             -------------
                     Total Convertible Preferred Stocks (cost $217,932)                                      $     206,559

CONVERTIBLE BONDS AND NOTES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
           $110,000  Apple Computer, Inc. cv. sub. notes 6s, 2001                                            $     140,938
             15,000  Development Bank of Singapore Structured Note (Issued by
                       Credit Swisse First Boston) zero %, 2000 (Singapore)                                         89,400
             12,000  Development Bank of Singapore Structured Note (Issued by
                       Merrill Lynch & Co., Inc.) 3%, 2000 (Singapore)                                              72,810
                                                                                                             -------------
                     Total Convertible Bonds and Notes (cost $279,392)                                       $     303,148

SHORT-TERM INVESTMENTS (1.4%) (a) (cost $729,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
           $729,000  Interest in $400,000,000 joint repurchase agreement dated
                       March 31, 1999 with Warburg Securities due April 1, 1999
                       with respect to various U.S. Treasury obligations -- maturity
                       value of $729,099 for an effective yield of 4.90%                                     $     729,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $50,443,864) (b)                                                $  53,250,583
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $53,504,300.

  (b) The aggregate identified cost on a tax basis is $50,613,528, resulting in gross unrealized appreciation and depreciation of $5,624,730 and $2,987,675, respectively, or net unrealized appreciation of $2,637,055.

(NON) Non-income-producing security.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      DIVERSIFICATION BY COUNTRY (Unaudited)

      Distribution of investments by country of issue at March 31, 1999:
      (as percentage of Market Value)

                      Australia             2.3%
                      Canada                3.1
                      France                6.3
                      Germany               2.7
                      Italy                 3.4
                      Japan                 7.4
                      Mexico                1.0
                      Netherlands           4.1
                      Spain                 1.8
                      Sweden                1.2
                      Switzerland           3.5
                      United Kingdom       11.2
                      United States        47.3
                      Others                4.7
                                          -----
                      Total               100.0%

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $50,443,864) (Note 1)                                              $53,250,583
-----------------------------------------------------------------------------------------------
Cash                                                                                     52,668
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                               199,886
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  344,930
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          443,293
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                2,744
-----------------------------------------------------------------------------------------------
Total assets                                                                         54,294,104

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                          2,003
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        445,256
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              154,717
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            100,258
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               31,222
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               400
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,142
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   39,583
-----------------------------------------------------------------------------------------------
Payable for organization expense (Note 1)                                                 6,425
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    8,798
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       789,804
-----------------------------------------------------------------------------------------------
Net assets                                                                          $53,504,300

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $49,710,597
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (44,554)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                1,026,972
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                          2,811,285
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $53,504,300

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($29,180,477 divided by 2,184,725 shares)                                                $13.36
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.36)*                                  $14.18
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($21,886,845 divided by 1,648,775 shares)**                                              $13.27
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,436,978 divided by 183,004 shares)                                                   $13.32
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.32)*                                  $13.80
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $24,306)                                            $  423,164
-----------------------------------------------------------------------------------------------
Interest                                                                                 50,816
-----------------------------------------------------------------------------------------------
Total investment income                                                                 473,980

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        190,458
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          101,800
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         4,234
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          2,275
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    32,321
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    98,287
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     7,985
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  12,898
-----------------------------------------------------------------------------------------------
Amortization of organization expense (Note 1)                                             1,278
-----------------------------------------------------------------------------------------------
Auditing                                                                                  6,224
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,021
-----------------------------------------------------------------------------------------------
Other                                                                                     3,380
-----------------------------------------------------------------------------------------------
Total expenses                                                                          463,161
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (4,024)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            459,137
-----------------------------------------------------------------------------------------------
Net investment income                                                                    14,843
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      1,431,780
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (238,721)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                    (21,110)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                          7,222,541
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               8,394,490
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $8,409,333
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $    14,843     $   237,626
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                         1,193,059         885,720
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                      7,201,431      (4,866,837)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                             8,409,333      (3,743,491)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                            (130,168)        (98,477)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                             (51,905)        (18,908)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                              (6,805)         (2,182)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                            (572,711)       (229,559)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (442,734)       (110,952)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (48,134)        (10,348)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     6,158,726      41,517,210
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         13,315,602      37,303,293

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  40,188,698       2,885,405
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed net investment
income of $44,554 and $129,481, respectively)                                       $53,504,300     $40,188,698
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                    ended                                                           For the period
Per-share                                          March 31                                                          Jan. 3, 1995+
operating performance                            (Unaudited)                  Year ended September 30                to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $11.39           $12.50           $10.77            $9.64            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .03(d)           .16(a)(d)        .14(a)           .21(a)           .27(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           2.30             (.87)            3.13             1.30              .87
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.33             (.71)            3.27             1.51             1.14
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.07)            (.09)            (.23)            (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.29)            (.31)           (1.31)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.36)            (.40)           (1.54)            (.38)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.36           $11.39           $12.50           $10.77            $9.64
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                              20.57*           (5.72)           33.88            16.14            13.41*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $29,180          $22,091           $2,885           $2,077           $1,771
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             .80*            1.70(a)          1.48(a)          1.27(a)           .49(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .20*            1.14(a)          1.19(a)          2.03(a)          3.04(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              31.77*           62.96           103.92           222.89            21.68*
------------------------------------------------------------------------------------------------------------------------------------

    Effective December 28, 1995, the fund expanded its investment flexibility to include securities outside of the utilities sector. Information in the table prior to December 28, 1995 may not reflect those that could have been achieved under the fund's current investment policies.

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period (Note 2). As a result of such limitation, expenses of the fund for the period ended September 30, 1998 reflect a reduction of $.05 per share for class A, class B and class M. Expenses for the periods ended September 30, 1997, September 30, 1996 and September 30, 1995, reflect a reduction of approximately
    $.07,  $.09 and $.20 per share for class A, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements. (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Six months
                                                                                                      ended       For the period
Per-share                                                                                            March 31      Nov. 3, 1997+
operating performance                                                                              (Unaudited)      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $11.34           $12.01
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                                               (.02)             .04(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                              2.27             (.35)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   2.25             (.31)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.03)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.29)            (.31)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.32)            (.36)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $13.27           $11.34
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                 20.02*           (2.62)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $21,887          $16,315
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                               1.18*            2.24(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               (.18)*            .39(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 31.77*           62.96
------------------------------------------------------------------------------------------------------------------------------------

    Effective December 28, 1995, the fund expanded its investment flexibility to include securities outside of the utilities sector. Information in the table prior to December 28, 1995 may not reflect those that could have been achieved under the fund's current investment policies.

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period (Note 2). As a result of such limitation, expenses of the fund for the period ended September 30, 1998 reflect a reduction of $.05 per share for class A, class B and class M. Expenses for the periods ended September 30, 1997, September 30, 1996 and September 30, 1995, reflect a reduction of approximately
    $.07,  $.09 and $.20 per share for class A, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements. (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                      ended         For the period
Per-share                                                                                            March 31        Nov. 3, 1997+
operating performance                                                                               (Unaudited)      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $11.35           $12.01
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                                               (.01)             .07(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                              2.31             (.36)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   2.30             (.29)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.04)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.29)            (.31)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.33)            (.37)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $13.32           $11.35
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                 20.42*           (2.48)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                        $2,437           $1,783
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                               1.05*            2.02(a)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               (.05)*            .62(a)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 31.77*           62.96
------------------------------------------------------------------------------------------------------------------------------------

    Effective December 28, 1995, the fund expanded its investment flexibility to include securities outside of the utilities sector. Information in the table prior to December 28, 1995 may not reflect those that could have been achieved under the fund's current investment policies.

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period (Note 2). As a result of such limitation, expenses of the fund for the period ended September 30, 1998 reflect a reduction of $.05 per share for class A, class B and class M. Expenses for the periods ended September 30, 1997, September 30, 1996 and September 30, 1995, reflect a reduction of approximately
    $.07,  $.09 and $.20 per share for class A, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements. (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
March 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Growth and Income Fund (the "fund") is a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital growth with current income as a secondary objective. The fund invests primarily in common stocks in a number of foreign countries and the United States.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price on its principle exchange, or, if no sales are reported -- as is the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other investments are stated at fair market value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1999, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through January 30, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At March 31, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the six months ended March 31, 1999, fund expenses were reduced by $4,024 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $660 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $25,999 and $1,090 from the sale of class A and class M shares, respectively and $18,584 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1999, Putnam Mutual Funds Corp. acting as underwriter received no monies from the redemption of class A shares.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $18,787,626 and $14,052,409, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              Six months ended March 31, l999
-----------------------------------------------------------------------------
Class A                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        535,910         $6,852,834
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       54,310            691,059
-----------------------------------------------------------------------------
                                                   590,220          7,543,893

Shares
repurchased                                       (345,340)        (4,378,711)
-----------------------------------------------------------------------------
Net increase                                       244,880         $3,165,182
-----------------------------------------------------------------------------


                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class A                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      2,196,349        $27,443,419
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       27,329            321,431
-----------------------------------------------------------------------------
                                                 2,223,678         27,764,850

Shares
repurchased                                       (514,685)        (6,378,953)
-----------------------------------------------------------------------------
Net increase                                     1,708,993        $21,385,897
-----------------------------------------------------------------------------


                                              Six months ended March 31, 1999
-----------------------------------------------------------------------------
Class B                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        399,976         $5,081,984
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       37,263            471,006
-----------------------------------------------------------------------------
                                                   437,239          5,552,990

Shares
repurchased                                       (227,455)        (2,888,410)
-----------------------------------------------------------------------------
Net increase                                       209,784         $2,664,580
-----------------------------------------------------------------------------


                                              For the period November 3, 1997
                                                 (commencement of operations)
                                                        to September 30, 1998
-----------------------------------------------------------------------------
Class B                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      1,704,469        $21,409,230
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       10,707            124,308
-----------------------------------------------------------------------------
                                                 1,715,176         21,533,538

Shares
repurchased                                       (276,185)        (3,413,968)
-----------------------------------------------------------------------------
Net increase                                     1,438,991        $18,119,570
-----------------------------------------------------------------------------


                                              Six months ended March 31, 1999
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                         53,668           $688,703
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        4,311             54,611
-----------------------------------------------------------------------------
                                                    57,979            743,314

Shares
repurchased                                        (32,002)          (414,350)
-----------------------------------------------------------------------------
Net increase                                        25,977           $328,964
-----------------------------------------------------------------------------

                                              For the period November 3, 1997
                                                 (commencement of operations)
                                                        to September 30, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        182,828         $2,338,570
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,071             12,478
-----------------------------------------------------------------------------
                                                   183,899          2,351,048

Shares
repurchased                                        (26,872)          (339,305)
-----------------------------------------------------------------------------
Net increase                                       157,027         $2,011,743
-----------------------------------------------------------------------------

At March 31, 1999, Putnam Investment, Inc. owned 225,071 of class A shares (10.30% of class A shares outstanding) valued at $3,006,949.



Fund information

WEB SITE
www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Deborah F. Kuenstner
Vice President and Fund Manager

Hugh H. Mullin
Vice President and Fund Manager

George W. Stairs
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Global Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site:
www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109


For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com

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PUTNAM
INVESTMENTS
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SA063-51843 197/2HP/2HQ 5/99